Segments and Geographic Information (Schedule of long lived assets) (Details) - USD ($) $ in Thousands		Jun. 30, 2026	Dec. 31, 2025
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	[1]	$ 57,067	$ 56,505
Israel [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets		44,412	44,012
Others [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets		$ 12,655	$ 12,493

[1]	Long-lived assets are comprised of property and equipment, net and operating lease right-of-use assets.